Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jul. 28, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the
Release of Material Nonpublic Information
From time to time, the Company grants stock options to its employees, including the named executive officers. The Company’s intended practice is to grant employee stock options on the 15th day of the month if approved prior to the 15th day of the month or on the last day of the month if approved following the 15th day of the month. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” below. Option grants are made on the regular, predetermined grant dates pursuant to the Non-Employee Director Compensation Policy regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award(1)
Percentage change in the closing
market price of the securities
underlying the award between
the trading day ending
immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
nonpublic information

Kristin Yarema, Ph.D.(2)	7/28/2025	460,515	16.37	$6,148,381.82	7.15%

(1)
Amounts reflect the aggregate grant date fair value of stock options computed in accordance with the provisions of ASC-718. The assumptions that we used to calculate these amounts are discussed in Note 2 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2025. These amounts may not reflect the actual economic value that will be realized by our named executive officers upon the exercise of the stock options or the sale of the common stock issued upon such exercise.

(2)	Dr. Yarema’s awards were granted following her start date.

Award Timing Method	From time to time, the Company grants stock options to its employees, including the named executive officers. The Company’s intended practice is to grant employee stock options on the 15th day of the month if approved prior to the 15th day of the month or on the last day of the month if approved following the 15th day of the month. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” below.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Option grants are made on the regular, predetermined grant dates pursuant to the Non-Employee Director Compensation Policy regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award(1)
Percentage change in the closing
market price of the securities
underlying the award between
the trading day ending
immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
nonpublic information

Kristin Yarema, Ph.D.(2)	7/28/2025	460,515	16.37	$6,148,381.82	7.15%

(1)
Amounts reflect the aggregate grant date fair value of stock options computed in accordance with the provisions of ASC-718. The assumptions that we used to calculate these amounts are discussed in Note 2 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2025. These amounts may not reflect the actual economic value that will be realized by our named executive officers upon the exercise of the stock options or the sale of the common stock issued upon such exercise.

(2)	Dr. Yarema’s awards were granted following her start date.

Kristin Yarema, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Kristin Yarema, Ph.D.
Underlying Securities		460,515
Exercise Price | $ / shares		$ 16.37
Fair Value as of Grant Date | $		$ 6,148,381.82
Underlying Security Market Price Change		7.15